Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Net gain recognized on equity securities	$ 5,590	$ 0	$ 0
Net gain on equity securities not realized	4,599	0	0
Related to its patents' costs	$ 373	$ 374	$ 120
Tax benefit, percentage	50.00%
Deferred Tax Liabilities, Gross	$ 705
Weighted average number of shares related to outstanding potential shares excluded from the calculations of diluted net loss per share (in Shares)	2,910,491	3,526,214	3,247,127